S000027194 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended	73 Months Ended	120 Months Ended	250 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Short-Term Government/Corporate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.31%	2.50%			1.92%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
C000082083 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	3.00%			2.26%
Performance Inception Date						Mar. 08, 2004
C000082083 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.04%	1.97%			1.45%
Performance Inception Date						Mar. 08, 2004
C000082083 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	1.86%			1.38%
Performance Inception Date						Mar. 08, 2004
C000206532 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.17%	2.95%			2.18%
Performance Inception Date				Dec. 03, 2018
C000210388 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	2.80%			2.02%
Performance Inception Date			Feb. 20, 2019